WisdomTree Trust

245 Park Avenue, 35th Floor

New York, New York 10167

January 10, 2020

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	WisdomTree Trust (File Nos. 333-132380 and 811-21864)

Filing Pursuant to Rule 485(a)

Ladies and Gentlemen:

WisdomTree Trust (the “Trust”) is hereby filing, pursuant to Rule 485(a) under the Securities Act of 1933, as amended, and under the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 726 (“PEA No. 726”) to the Trust’s Registration Statement on Form N-1A. The purpose of PEA No. 726 is to reflect material updates, including change in objective, for the WisdomTree Emerging Markets Dividend Fund and WisdomTree Dynamic Currency Hedged International Quality Dividend Growth Fund.

Please feel free to contact me at 917-267-3721 with any questions or comments.

Sincerely,

/s/ Ryan Louvar
Ryan Louvar
Secretary